11. JUDICIAL DEPOSITS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
JudicialDepositsLineItems [Line Items]
Beginning balance	R$ 669,098	R$ 688,940
Additions	260,481	203,618
Transfer - held for sale		(6,892)
Reversals	(46,283)	(55,428)
Write-offs	(327,017)	(186,781)
Interest	19,491	30,113
Exchange rate variation	(20)	(4,472)
Ending balance	575,750	669,098
Tax [Member]
JudicialDepositsLineItems [Line Items]
Beginning balance	288,376	292,543
Additions	79,702	19,056
Transfer - held for sale		(66)
Reversals	(9,440)	(5,304)
Write-offs	(123,371)	(31,948)
Interest	9,709	14,142
Exchange rate variation		(47)
Ending balance	244,977	288,376
Labor [Member]
JudicialDepositsLineItems [Line Items]
Beginning balance	351,651	360,033
Additions	176,406	181,688
Transfer - held for sale		(6,826)
Reversals	(36,461)	(47,153)
Write-offs	(198,821)	(146,221)
Interest	9,056	14,555
Exchange rate variation	(20)	(4,425)
Ending balance	301,808	351,651
Civil, Commercial and Other [Member]
JudicialDepositsLineItems [Line Items]
Beginning balance	29,071	36,364
Additions	4,373	2,874
Transfer - held for sale
Reversals	(382)	(2,971)
Write-offs	(4,825)	(8,612)
Interest	726	1,416
Exchange rate variation
Ending balance	R$ 28,965	R$ 29,071